Fair Value Measurements - Summary of financial Asset measured at fair value on recurring basis (Detail)	Sep. 30, 2021 USD ($)
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Derivative warrant liabilities	$ 13,110,000
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investments held in Trust Account	345,097,744	[1]
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Derivative warrant liabilities	0
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investments held in Trust Account	0	[1]
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative warrant liabilities	21,360,000
Significant Other Unobservable Inputs (Level 3) [Member] | U.S. Treasury Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investments held in Trust Account	$ 0	[1]

[1]	Excludes $969 of cash balance held within the Trust Account